COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 21,810	$ 17,454
Work-in-process	3,641	4,440
Finished goods	3,733	2,009
Total collaboration inventories, net	$ 29,184	$ 23,903